Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss for the year	$ (43,815)	$ (22,563)		$ (1,909)
Adjustments required to reconcile net loss to net cash used in operating activities:
Share-based compensation	24,781	16,245		115
Depreciation	208	53		35
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(4,478)	(1,564)		66
Related party prepaid expenses		1,081		(1,844)
Other non-current assets	(522)	(139)
Accounts payable	(103)	393		(134)
Operating lease	83		[1]
Accrued expenses and other liabilities	2,359	970
Net cash used in operating activities	(21,487)	(5,524)		(3,671)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(13,937)	(125)		(73)
Net cash used in investing activities	(13,937)	(125)		(73)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of ordinary shares and warrants, net of issuance costs	71,013	14,038		3,684
Proceeds from initial public offering of ordinary shares, net of issuance costs	169,348
Proceeds from issuance of ordinary shares upon exercise of warrants	630	162
Deferred offering costs		(339)
Net cash provided by financing activities	240,991	13,861		3,684
NET CHANGE IN CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	205,567	8,212		(60)
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF THE YEAR	8,217	5		65
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT END OF THE YEAR	213,784	8,217		5
SUPPLEMENTARY INFORMATION ON ACTIVITIES NOT INVOLVING CASH FLOWS:
Unpaid offering costs		858
issuance of ordinary shares to investor upon exercise of warrants	200
Operating lease liabilities arising from obtaining operating right-of-use assets	1,085	548
Additional consideration with respect to an assets purchase purchase agreement, see note 1c		(10,276)
Conversion of related party liability to shareholders’ equity	$ 17,748

[1]	Less than 1 thousand US dollars.